T. ROWE PRICE MULTI-SECTOR INCOME ETF

August 31, 2026 Unaudited

PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 13.7%
Car Loan 1.6%
Avis Budget Rental Car Funding AESOP, Series 2022-4A, Class B, 5.46%, 2/20/29 (1)	100	101
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class D, 5.19%, 2/17/32	15	15
CarMax Auto Owner Trust, Series 2025-1, Class C, 5.26%, 10/15/30	100	100
Carvana Auto Receivables Trust, Series 2026-P2, Class C, 5.80%, 10/12/32	25	25
Carvana Auto Receivables Trust, Series 2026-P2, Class D, 6.18%, 6/12/34	45	45
Carvana Auto Receivables Trust, Series 2026-P3, Class C, 5.70%, 2/10/33	30	30
Carvana Auto Receivables Trust, Series 2026-P3, Class D, 6.08%, 8/10/34	40	40
Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94%, 5/17/32	100	100
Huntington Bank RVM Credit-Linked Notes, Series 2026-RVM1, Class C, 5.905%, 8/20/48 (1)	250	249
Santander Bank Auto Credit-Linked Notes, Series 2026-A, Class E, 6.807%, 7/17/34 (1)	250	249
		954
Home Equity 1.4%
ACHM Trust, Series 2026-HE1, Class B, 6.019%, 8/25/56 (1)	98	98
Citigroup Mortgage Loan Trust, Series 2026-HE1, Class B1, FRN, SOFR30A + 3.10%, 6.743%, 10/25/56 (1)	100	100
Deephaven Residential Mortgage Trust, Series 2026-HE1, Class A1, FRN, SOFR30A + 1.45%, 5.089%, 9/25/56 (1)	135	134
FIGRE Trust, Series 2026-HF7, Class B, FRN, SOFR30A + 1.55%, 5.193%, 7/25/56 (1)	147	146
GS Mortgage-Backed Securities Trust, Series 2026-AH2, Class A1A, FRN, SOFR30A + 1.40%, 5.043%, 11/25/56 (1)	93	94
JP Morgan Mortgage Trust, Series 2026-HE1, Class M1, FRN, SOFR30A + 1.45%, 5.089%, 9/20/56 (1)	45	45
OBX Trust, Series 2026-HE2, Class A1A, FRN, SOFR30A + 1.35%, 4.993%, 6/25/56 (1)	190	190
		807
Other Asset-Backed Securities 10.3%
Affirm Asset Securitization Trust, Series 2026-X1, Class C, 4.82%, 4/15/31 (1)	100	100
Affirm Master Trust, Series 2026-3A, Class C, 5.18%, 8/15/34 (1)	100	100
Affirm Master Trust, Series 2026-3A, Class D, 5.42%, 8/15/34 (1)	100	100
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class B, 5.37%, 1/21/31 (1)	100	101
Arbys Funding, Series 2026-1A, Class A2, 6.369%, 10/30/56 (1)	95	95
Atlas Senior Loan Fund XXIII, Series 2024-23A, Class A1R, FRN, 3M TSFR + 1.28%, 5.103%, 7/20/37 (1)	250	250
Battalion XXI, Series 2021-21A, Class AR, CLO, FRN, 3M TSFR + 1.15%, 4.903%, 7/15/34 (1)	249	250
Cedar Funding XV, Series 2022-15A, Class AR, CLO, FRN, 3M TSFR + 1.28%, 5.009%, 1/20/39 (1)	250	250
Cerberus Loan Funding XLIV, Series 2023-5A, Class A1R, FRN, 3M TSFR + 1.52%, 5.273%, 1/15/36 (1)	250	250
Clover, Series 2020-1A, Class A1R3, CLO, FRN, 3M TSFR + 1.23%, 4.854%, 7/15/37 (1)	250	250
Crossroads Asset Trust, Series 2024-A, Class B, 5.94%, 8/20/30 (1)	42	42
Dryden 115, Series 2024-115A, Class A1R, CLO, FRN, 3M TSFR + 1.21%, 4.939%, 4/18/37 (1)	250	250
Eldridge, Series 2025-2A, Class A1, CLO, FRN, 3M TSFR + 1.28%, 5.009%, 1/20/39 (1)	250	250
Goto Foods Funding, Series 2026-1A, Class A2, 6.854%, 4/30/56 (1)	100	99
Hilton Grand Vacations Trust, Series 2023-1A, Class C, 6.94%, 1/25/38 (1)	56	57

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Jack in the Box Funding, Series 2026-1A, Class A2, 7.624%, 5/25/56 (1)	50	49
Kings Park, Series 2021-1A, Class A1R, CLO, FRN, 3M TSFR + 1.20%, 4.934%, 1/21/39 (1)	250	250
KKR 17, Series 17, Class A1R2, CLO, FRN, 3M TSFR + 1.24%, 4.918%, 7/15/38 (1)	250	250
KKR 17, Series 17, Class A2R2, CLO, FRN, 3M TSFR + 1.45%, 5.128%, 7/15/38 (1)	250	250
KKR 43, Series 2022-43A, Class BR2, CLO, FRN, 3M TSFR + 1.65%, 5.403%, 4/15/38 (1)	250	251
Madison Park Funding LI, Series 2021-51A, Class A1R, FRN, 3M TSFR + 1.23%, 4.959%, 10/19/38 (1)	250	250
Madison Park Funding XXXV, Series 2019-35A, Class A1R2, FRN, 3M TSFR + 1.22%, 4.949%, 2/13/39 (1)	250	250
Magnetite XXXVII, Series 2023-37A, Class A1R, FRN, 3M TSFR + 1.20%, 5.01%, 10/25/38 (1)	250	250
Midocean Credit XV, Series 2024-15A, Class A1R, CLO, FRN, 3M TSFR + 1.25%, 4.984%, 7/21/39 (1)	250	250
Northwoods Capital XV, Series 2017-15A, Class A1R3, FRN, 3M TSFR + 1.31%, 5.039%, 3/20/38 (1)	250	251
Octane Recievables Trust, Series 2026-RVM1, Class C, 5.54%, 6/20/47 (1)	100	100
Octane Recievables Trust, Series 2026-RVM1, Class D, 6.06%, 6/20/47 (1)	100	100
Regatta XVI Funding, Series 2019-2A, Class A1R2, FRN, 3M TSFR + 1.19%, 4.943%, 4/15/39 (1)	250	250
SEB Funding, Series 2026-1A, Class A2, 6.665%, 1/30/56 (1)	75	74
Squarepoint US, Series 2026-1A, Class A1, CLO, FRN, 3M TSFR + 1.35%, 5.106%, 10/15/39 (1)	250	250
Symphony 30, Series 2023-30A, Class A1R2, CLO, FRN, 3M TSFR + 1.20%, 4.929%, 10/20/37 (1)	250	250
Trinitas X, Series 2019-10A, Class AR2, CLO, FRN, 3M TSFR + 1.14%, 4.893%, 1/15/35 (1)	250	250
Wendy's Funding, Series 2025-1A, Class A2I, 5.422%, 12/15/55 (1)	50	48
		6,067
Residential Mortgage 0.2%
PRET, Series 2026-NPL6, Class A1, CMO, ARM, 5.693%, 5/25/56 (1)	98	97
		97
Student Loan 0.2%
Navient Refinance Loan Trust, Series 2026-A, Class A, 4.86%, 9/15/56 (1)	93	92
		92
Total Asset-Backed Securities (Cost $8,027)		8,017
BANK LOANS 1.6% (2)
FINANCIAL INSTITUTIONS 0.4%
Insurance 0.4%
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 7/2/32 (3)	120	113
OneDigital Borrower, FRN, 1M TSFR + 3.00%, 6.686%, 7/2/31	120	118
		231
Total Financial Institutions		231

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
INDUSTRIAL 1.2%
Communications 0.3%
CMG Media, FRN, 3M TSFR + 3.50%, 7.332%, 6/18/29	65	61
Dayforce Bidco, FRN, 1M TSFR + 2.50%, 6.186%, 6/3/33	78	79
		140
Technology 0.9%
Athenahealth Group, FRN, 1M TSFR + 3.25%, 6.936%, 2/16/32	120	120
Avalara, FRN, 3M TSFR + 2.50%, 6.232%, 3/26/32	70	68
Camelot US Acquisition, FRN, 1M TSFR + 3.25%, 6.936%, 1/31/31	125	117
Cloud Software Group, FRN, 3M TSFR + 3.25%, 6.982%, 8/13/32	69	66
Proofpoint, FRN, 3M TSFR + 4.50%, 8.249%, 8/31/30 (3)	118	116
Storable Intermediate Holdings, FRN, 1M TSFR + 3.25%, 6.936%, 4/16/31	70	58
		545
Total Industrial		685
Total Bank Loans (Cost $928)		916
COMMON STOCKS 0.1%
FINANCIAL INSTITUTIONS 0.1%
Finance Companies 0.1%
Ares Capital	2	43
Sixth Street Specialty Lending	2	38
		81
Total Financial Institutions		81
Total Common Stocks (Cost $88)		81
CONVERTIBLE BONDS 1.5%
FINANCIAL INSTITUTIONS 1.0%
Banking 1.0%
Barclays Bank, Series MSFT, 1.00%, 2/16/29	221	247
JPMorgan Chase Financial, 0.50%, 6/15/27	284	320
		567
Total Financial Institutions		567
INDUSTRIAL 0.5%
Basic Industry 0.3%
Jinkai Investment Holdings, Zero Coupon, 2/5/31	200	194
		194
Consumer Cyclical 0.2%
Alibaba Group Holding, Zero Coupon, 9/15/32	119	112
		112
Total Industrial		306
Total Convertible Bonds (Cost $860)		873

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 51.8%
FINANCIAL INSTITUTIONS 13.2%
Banking 5.8%
Axis Bank, VR, 6.875% (4)(5)	200	204
Bancolombia, VR, 8.625%, 12/24/34 (4)	200	213
Bank of America, VR, 2.592%, 4/29/31 (4)	190	174
Bank of America, VR, 5.819%, 9/15/29 (4)	144	147
Barclays, VR, 7.625% (4)(5)	200	208
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VR, 5.875%, 9/13/34 (4)	229	225
Ceska sporitelna, VR, 5.737%, 3/8/28 (EUR) (4)	100	118
Citigroup, VR, 5.174%, 9/11/36 (4)	230	224
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (4)	205	204
Ipoteka-Bank ATIB, 6.45%, 10/9/30	200	201
Kotak Mahindra Bank / GIFT City, 5.478%, 8/24/31	200	200
M&T Bank, VR, 5.40%, 7/30/35 (4)	173	171
Oversea-Chinese Banking, VR, 4.55%, 9/8/35 (4)	200	195
PNC Financial Services Group, VR, 5.575%, 1/29/36 (4)	166	166
Saudi Awwal Bank, VR, 5.947%, 9/4/35 (4)	200	198
Shinhan Bank, 5.75%, 4/15/34	217	219
Wells Fargo, VR, 3.526%, 3/24/28 (4)	52	52
Wells Fargo, VR, 5.15%, 4/23/31 (4)	258	259
		3,378
Brokerage Asset Managers Exchanges 0.8%
Charles Schwab, VR, 5.493%, 5/21/37 (4)	115	114
Focus Financial Partners, 7.25%, 9/15/31 (1)	200	202
Hightower Holding, 9.125%, 1/31/30 (1)	152	157
		473
Finance Companies 2.8%
Cobra AcquisitionCo, 6.375%, 11/1/29 (1)	105	92
Cobra AcquisitionCo, 12.25%, 11/1/29 (1)	90	92
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (1)	245	240
Navient, 5.625%, 8/1/33	70	60
Navient, 9.375%, 7/25/30	231	243
OneMain Finance, 7.125%, 9/15/32	235	238
Rocket, 6.50%, 6/15/34 (1)	246	250
Sixth Street Specialty Lending, 5.65%, 8/15/31	115	112
UWM Holdings, 6.25%, 3/15/31 (1)	80	71
UWM Holdings, 6.625%, 2/1/30 (1)	235	220
		1,618
Financial Other 1.2%
Aldar Properties PJSC, VR, 6.623%, 4/15/55 (4)	200	196
HA Sustainable Infrastructure Capital, 5.95%, 7/15/33 (1)	205	202
HA Sustainable Infrastructure Capital, VR, 8.00%, 6/1/56 (4)	250	262

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Intercorp Peru, 5.60%, 7/16/33 (1)	70	70
		730
Insurance 1.4%
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.00%, 1/15/31 (1)	249	253
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.375%, 10/1/32 (1)	60	61
Asurion / Asurion Co-Issuer, 8.375%, 2/1/34 (1)	255	230
CRC Insurance Group, 7.125%, 6/1/31 (1)	205	205
Equitable America Global Funding, 4.70%, 9/15/32 (1)	90	86
		835
Real Estate Investment Trusts 1.2%
Healthcare Realty Holdings, 3.10%, 2/15/30	250	234
Kilroy Realty, 4.25%, 8/15/29	240	233
MPT Operating Partnership / MPT Finance, 5.00%, 10/15/27	60	59
MPT Operating Partnership / MPT Finance, 8.50%, 2/15/32 (1)	186	188
		714
Total Financial Institutions		7,748
INDUSTRIAL 34.8%
Basic Industry 3.2%
CVR Partners / CVR Nitrogen Finance, 6.125%, 6/15/28 (1)	149	149
Graphic Packaging International, 3.75%, 2/1/30 (1)	275	258
Graphic Packaging International, 6.375%, 7/15/32	60	61
INEOS Finance, 7.50%, 4/15/29 (1)	200	199
INEOS Finance, 7.875%, 11/15/31 (EUR)	100	111
Klabin Austria GmbH, 5.75%, 4/3/29	281	284
Krakatau Posco PT, 6.375%, 6/11/29	200	200
Sasol Financing USA, 6.50%, 9/27/28	288	290
Vylor, 5.125%, 8/15/31 (1)	15	15
Vylor, 5.625%, 8/15/36 (1)	25	25
WR Grace Holdings, 7.00%, 8/1/33 (1)	210	203
WS Escrow, 7.75%, 6/1/33 (1)	92	96
		1,891
Capital Goods 2.5%
Boeing, 6.528%, 5/1/34	215	229
Builders FirstSource, 6.75%, 5/15/35 (1)	250	250
CP Atlas Buyer, 9.75%, 7/15/30 (1)	168	147
Madison IAQ, 5.875%, 6/30/29 (1)	107	107
Miter Brands Acquisition Holdco / MIWD Borrower, 6.75%, 4/1/32 (1)	210	208
Quikrete Holdings, 6.75%, 3/1/33 (1)	191	194
Sword Purchaser, 8.25%, 4/15/33 (1)	285	295
		1,430
Communications 5.9%
CCO Holdings / CCO Holdings Capital, 4.25%, 1/15/34 (1)	362	302

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Charter Communications Operating / Charter Communications Operating Capital, 5.05%, 3/30/29	91	90
Charter Communications Operating / Charter Communications Operating Capital, 6.384%, 10/23/35	80	78
CMG Media, 8.875%, 6/18/29 (1)	123	94
CSC Holdings, 5.50%, 4/15/27 (1)	200	116
Directv Financing / Directv Financing Co-Obligor, 9.25%, 6/1/32 (1)	115	120
Directv Financing / Directv Financing Co-Obligor, 10.00%, 2/15/31 (1)	95	101
Discovery Global Holdings, 5.05%, 3/15/42	355	259
EchoStar, 10.75%, 11/30/29	118	127
Getty Images, 11.25%, 2/21/30 (1)	70	52
Kuaishou Technology, 4.75%, 1/22/36	200	187
Level 3 Financing, 8.50%, 1/15/36 (1)	165	172
OAK-Eagle Acquireco, 7.25%, 7/1/33 (1)	80	83
OAK-Eagle Acquireco, 8.75%, 7/1/34 (1)	140	149
Rogers Communications, VR, 7.125%, 4/15/55 (4)	214	215
Space Exploration Technologies, 5.35%, 7/15/31 (1)	95	93
Space Exploration Technologies, 5.65%, 7/15/33 (1)	150	144
Stagwell Global, 5.625%, 8/15/29 (1)	266	259
Telecom Argentina, 9.25%, 5/28/33	140	150
T-Mobile USA, 3.875%, 4/15/30	76	73
T-Mobile USA, 5.05%, 7/15/33	200	196
Univision Communications, 9.375%, 8/1/32 (1)	205	210
Veon Midco, 6.95%, 6/1/31 (1)	200	200
		3,470
Consumer Cyclical 5.8%
Adient Global Holdings, 8.25%, 4/15/31 (1)	190	198
Advance Auto Parts, 7.00%, 8/1/30 (1)	253	259
Advance Auto Parts, 7.375%, 8/1/33 (1)	85	87
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00% Cash to maturity) (1)(6)	335	370
General Motors Financial, 4.20%, 10/27/28	122	120
General Motors Financial, 4.75%, 4/6/29	145	144
Hyundai Capital America, 4.90%, 6/23/28 (1)	106	106
Hyundai Capital America, 5.15%, 3/27/30 (1)	175	175
Melco Resorts Finance, 5.75%, 7/21/28	287	286
Men's Wearhouse, 9.00%, 2/1/31 (1)	205	220
Nissan Motor, 7.75%, 7/17/32 (1)	200	208
PetSmart / PetSmart Finance, 7.50%, 9/15/32 (1)	250	252
Rivian Holdings / Rivian / Rivian Automotive, 10.00%, 1/15/31 (1)	203	208
Six Flags Entertainment, 7.25%, 5/15/31 (1)	274	270
Uber Technologies, 4.30%, 1/15/30	262	257
Vivo Energy Investments, 5.125%, 9/24/27 (1)	200	198
Wayfair, 7.125%, 5/31/34 (1)	25	26
		3,384
Consumer Non-Cyclical 4.8%
1261229 BC, 10.00%, 4/15/32 (1)	205	213

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Amneal Pharmaceuticals, 6.875%, 8/1/32 (1)	188	195
Augusta SpinCo, 4.945%, 3/23/33	25	24
Augusta SpinCo, 5.245%, 3/23/36	50	49
Cencora, 4.60%, 2/13/33	210	203
CHS / Community Health Systems, 6.125%, 4/1/30 (1)	100	86
CHS / Community Health Systems, 9.75%, 1/15/34 (1)	55	56
CHS / Community Health Systems, 10.875%, 1/15/32 (1)	81	86
CVS Health, 5.00%, 9/15/32	200	197
CVS Health, 5.125%, 2/21/30	137	138
CVS Health, VR, 6.75%, 12/10/54 (4)	299	307
HCA, 3.50%, 9/1/30	310	292
LifePoint Health, 8.375%, 2/15/32 (1)	140	142
LifePoint Health, 10.00%, 6/1/32 (1)	120	116
National Mentor Holdings, 10.50%, 12/15/30 (1)	225	240
Newell Brands, 6.625%, 5/15/32	195	199
Radiology Partners, 8.50%, 7/15/32 (1)	140	143
Radiology Partners, 9.781%, 2/15/30, 9.78% PIK (6)	126	124
		2,810
Energy 6.1%
Aethon United / Aethon United Finance, 7.50%, 10/1/29 (1)	145	151
AmeriGas Partners / AmeriGas Finance, 9.375%, 6/1/28 (1)	41	42
AmeriGas Partners / AmeriGas Finance, 9.50%, 6/1/30 (1)	65	69
Cheniere Energy, 6.00%, 7/30/56 (1)	115	111
Comstock Resources, 6.75%, 3/1/29 (1)	271	268
Crescent Energy Finance, 7.625%, 4/1/32 (1)	234	240
Crescent Energy Finance, 7.875%, 4/15/32 (1)	157	162
Ferrellgas / Ferrellgas Finance, 5.875%, 4/1/29 (1)	60	59
Ferrellgas / Ferrellgas Finance, 9.25%, 1/15/31 (1)	160	169
Greensaif Pipelines Bidco, 6.51%, 2/23/42	200	204
Harbour Energy Finance 2, 5.929%, 8/19/33 (1)	200	199
Hilcorp Energy I / Hilcorp Finance, 6.00%, 2/1/31 (1)	240	237
Hilcorp Energy I / Hilcorp Finance, 8.375%, 11/1/33 (1)	85	90
NGL Energy Operating / NGL Energy Finance, 8.125%, 2/15/29 (1)	148	153
NGL Energy Operating / NGL Energy Finance, 8.375%, 2/15/32 (1)	115	121
Occidental Petroleum, 8.875%, 7/15/30	176	196
ONEOK, 4.25%, 9/24/27	126	126
Raizen Fuels Finance, 6.45%, 3/5/34	200	115
Raizen Fuels Finance, 6.95%, 3/5/54	280	160
SM Energy, 9.625%, 6/15/33 (1)	285	314
Transocean Aquila, 8.00%, 9/30/28 (1)	125	128
Transocean International, 8.50%, 5/15/31 (1)	115	121
Venture Global LNG, VR, 9.00% (1)(4)(5)	160	162
		3,597
Industrial Other 0.5%
Booz Allen Hamilton, 4.00%, 7/1/29 (1)	181	175

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Booz Allen Hamilton, 5.95%, 8/4/33	117	118
		293
Technology 5.8%
AthenaHealth Group, 6.50%, 2/15/30 (1)	109	106
Beacon Point DC, 6.129%, 11/30/42 (1)	60	57
Big Sky Funding, Series B, 8.50%, 10/20/35, Acquisition Date: 7/9/26, Cost $1 (7)(8)	1	1
Cadence Design Systems, 4.20%, 9/10/27	74	74
Clarivate Science Holdings, 4.875%, 7/1/29	130	122
Fidelity National Information Services, 4.55%, 3/10/29	85	84
Fiserv, 4.55%, 2/15/31	180	174
Flash Compute, 7.25%, 12/31/30 (1)	70	70
Fortress Intermediate 3, 7.50%, 6/1/31 (1)	205	210
Foundry JV Holdco, 6.10%, 1/25/36 (1)	220	225
Kaspi.KZ JSC, 6.25%, 3/26/30	222	225
McAfee, 7.375%, 2/15/30 (1)	120	109
Motorola Solutions, 5.55%, 8/15/35	230	229
Neptune Bidco, 9.29%, 4/15/29 (1)	202	207
Neptune Bidco, 10.375%, 5/15/31 (1)	55	58
Oracle, 4.45%, 9/26/30	299	283
PR RNO Property Owner 1, 6.50%, 5/1/31 (1)	325	301
QTS Central Issuer / QTS TRS Central Issuer, 6.625%, 9/1/31 (1)	15	15
QTS Fayetteville I Dc1-2 / QTS TRS Fayetteville I DC1-2, 5.70%, 4/15/36 (1)	90	81
RD Michigan Property Owner I, 7.50%, 3/30/45 (1)	20	19
Salesforce, 4.90%, 9/15/31	115	113
Salesforce, 5.55%, 3/15/36	120	118
Shift4 Payments / Shift4 Payments Finance Sub, 6.75%, 8/15/32 (1)	260	257
UKG, 6.875%, 2/1/31 (1)	275	271
		3,409
Transportation 0.2%
Avis Budget Car Rental / Avis Budget Finance, 8.375%, 6/15/32 (1)	115	117
		117
Total Industrial		20,401
UTILITY 3.8%
Electric 3.7%
Duke Energy Indiana, Series DDDD, 4.95%, 3/15/36	85	82
FirstEnergy, 2.65%, 3/1/30	250	230
Minejesa Capital, 5.625%, 8/10/37	200	189
Niagara Mohawk Power, 4.647%, 10/3/30 (1)	206	202
NRG Energy, 10.25% (1)(4)(5)	238	253
PG&E, VR, 6.85%, 9/15/56 (4)	265	260
Public Service Co of Oklahoma, Series O, 5.40%, 2/15/34	90	90
Sociedad De Transmision Austral, 4.00%, 1/27/32	200	186
Talen Energy Supply, 6.25%, 2/1/34 (1)	196	192
Vistra, VR, 8.00% (1)(4)(5)	76	76

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Vistra Operations, 6.00%, 4/15/34 (1)	142	143
XPLR Infrastructure Operating Partners, 7.25%, 1/15/29 (1)	74	76
XPLR Infrastructure Operating Partners, 7.75%, 4/15/34 (1)	195	206
		2,185
Natural Gas 0.1%
Brooklyn Union Gas, 6.388%, 9/15/33 (1)	55	58
		58
Total Utility		2,243
Total Corporate Bonds (Cost $30,669)		30,392
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 14.9%
Government Guarantee 0.3%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)	160	196
		196
Owned No Guarantee 0.9%
Gaci First Investment, 5.00%, 10/13/27	200	200
Petroleos de Venezuela, 9.00%, 11/17/21 (9)	251	115
Uzbek Industrial & Construction Bank ATB, 21.00%, 7/24/27 (UZS)	2,500,000	222
		537
Sovereign 8.3%
Argentina Republic Government International Bonds, 5.00%, 1/9/38	323	256
Brazil Government International Bonds, 6.625%, 3/15/35	408	412
Colombia Government International Bonds, 5.375%, 1/21/29	600	598
Ecuador Government International Bonds, 8.75%, 1/29/34 (1)	400	400
Guatemala Government Bonds, 5.25%, 8/10/29	290	289
Ivory Coast Government International Bonds, 6.875%, 4/1/28 (XOF)	132,500	239
Jordan Government International Bonds, 7.50%, 1/13/29	275	286
Morocco Government International Bonds, 2.00%, 9/30/30 (EUR)	200	215
North Macedonia Government International Bonds, 1.625%, 3/10/28 (EUR)	105	117
Paraguay Government International Bonds, 2.739%, 1/29/33	425	372
Republic of Uzbekistan International Bonds, 5.375%, 2/20/29	200	199
Republic of Uzbekistan International Bonds, 5.375%, 5/29/27 (EUR)	100	118
Romania Government International Bonds, 5.875%, 1/30/29	200	201
Romania Government International Bonds, 5.125%, 9/24/31 (EUR)	104	122
Romania Government International Bonds, 5.375%, 6/7/33 (EUR) (1)	148	171
Serbia International Bonds, 1.50%, 6/26/29 (EUR)	165	178
Serbia International Bonds, 4.25%, 5/6/31 (EUR) (1)	203	233
Sri Lanka Government International Bonds, 9.50%, 5/15/36	149	153
Sri Lanka Government International Bonds, 9.75%, 2/15/38 (1)	145	149
Ukraine Government International Bonds, STEP, 7.75%, 2/1/36	42	24
Ukraine Government International Bonds, STEP, 7.75%, 2/1/35	45	31
Ukraine Government International Bonds, STEP, 7.75%, 2/1/36	131	87
		4,850

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Supranational 0.6%
African Export-Import Bank, 6.25%, 1/23/32 (1)	359	359
		359
Treasuries 4.8%
Hungary Government Bonds, 6.25%, 9/23/37 (HUF)	68,910	230
Hungary Government Bonds, 3.00%, 4/25/41 (HUF)	36,820	86
Malaysia Government Bonds, 4.457%, 3/31/53 (MYR)	599	154
Malaysia Government Bonds, 3.917%, 7/15/55 (MYR)	843	198
Mexican Bonos, 7.75%, 5/29/31 (MXN)	10,734	613
Mexican Bonos, 8.50%, 2/28/30 (MXN)	13,440	796
Nigeria OMO Bills, 20.748%, 9/29/26 (NGN)	494,900	365
Serbia Treasury Bonds, 4.50%, 7/30/30 (RSD)	30,360	296
Thailand Government Bonds, 2.98%, 6/17/45 (THB)	2,507	75
		2,813
Total Foreign Government Obligations & Municipalities (Cost $8,690)		8,755
MUNICIPAL SECURITIES 0.6%
Puerto Rico 0.3%
Puerto Rico Commonwealth, Series CW, GO, VR, 11/1/43 (10)	289	206
		206
Virginia 0.3%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46	215	152
		152
Total Municipal Securities (Cost $357)		358
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 2.9%
Collateralized Mortgage Obligations 1.9%
Connecticut Avenue Securities Trust, Series 2025-R06, Class 1M1, CMO, ARM, FRN, SOFR30A + 0.95%, 4.593%, 9/25/45 (1)	58	59
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.05%, 4.693%, 2/25/46 (1)	68	68
Cross Mortgage Trust, Series 2026-NQM6, Class A2, CMO, ARM, 5.521%, 5/25/71 (1)	94	93
FIGRE Trust, Series 2026-HE6, Class B, 5.741%, 6/25/56 (1)	144	142
Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class 1MB, CMO, ARM, FRN, SOFR30A + 2.40%, 6.043%, 2/25/42 (1)	60	60
Freddie Mac STACR REMIC Trust, Series 2023-HQA3, Class A1, CMO, ARM, FRN, SOFR30A + 1.85%, 5.493%, 11/25/43 (1)	85	85
Freddie Mac STACR REMIC Trust, Series 2023-HQA3, Class M1, CMO, ARM, FRN, SOFR30A + 1.85%, 5.493%, 11/25/43 (1)	36	36
Freddie Mac STACR REMIC Trust, Series 2026-DNA2, Class M1, CMO, ARM, FRN, SOFR30A + 1.20%, 4.843%, 3/25/46 (1)	36	36
GS Mortgage-Backed Securities Trust, Series 2026-HE2, Class M1, FRN, SOFR30A + 1.70%, 5.343%, 10/25/66	100	100
JP Morgan Mortgage Trust, Series 2025-HE3, Class A1, CMO, ARM, FRN, SOFR30A + 1.35%, 4.989%, 3/20/56 (1)	18	18

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
New Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.085%, 10/25/65 (1)	85	84
OBX Trust, Series 2026-NQM5, Class A1, CMO, ARM, 5.321%, 1/25/66 (1)	92	91
RCO IX Mortgage, Series 2026-4, Class A2, CMO, ARM, 6.657%, 8/25/31 (1)	100	100
Roc Mortgage Trust, Series 2024-RTL1, Class A1, CMO, ARM, 5.589%, 10/25/39 (1)	100	100
Structured Agency Credit Risk, Series 2026-DNA1, Class M1, CMO, ARM, FRN, SOFR30A + 1.00%, 4.643%, 2/25/46 (1)	21	21
		1,093
Commercial Mortgage-Backed Securities 1.0%
BX Trust, Series 2025-VOLT, Class A, ARM, FRN, 1M TSFR + 1.70%, 5.339%, 12/15/44 (1)	100	100
MAD Commercial Mortgage Trust, Series 2025-11MD, Class B, ARM, 5.265%, 10/15/42 (1)	100	98
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class A, ARM, 4.455%, 11/5/41 (1)	75	73
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, ARM, 5.174%, 11/5/38 (1)	100	99
TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class A1, ARM, FRN, 1M TSFR + 1.29%, 4.932%, 4/15/42 (1)	235	235
		605
Total Non-U.S. Government Mortgage-Backed Securities (Cost $1,708)		1,698
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 9.4%
U.S. Treasury Obligations 9.4%
U.S. Treasury Bonds, 5.00%, 5/15/56	413	398
U.S. Treasury Bonds, 5.00%, 5/15/46	435	422
U.S. Treasury Inflation-Indexed Notes, 1.125%, 10/15/30 (11)	883	852
U.S. Treasury Inflation-Indexed Notes, 1.875%, 1/15/36	2,514	2,400
U.S. Treasury Notes, 4.00%, 5/31/28 (11)	1,430	1,422
		5,494
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $5,601)		5,494
EXCHANGE-TRADED FUNDS 2.1%
EXCHANGE-TRADED FUNDS 2.1%
T. Rowe Price Floating Rate ETF, 6.31% (12)(13)	25	1,232
Total Exchange-Traded Funds (Cost $1,239)		1,232
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 3.72% (13)(14)	359	359
		359
Total Short-Term Investments (Cost $359)		359

T. ROWE PRICE MULTI-SECTOR INCOME ETF

August 31, 2026 Unaudited

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.6%
Exchange-Traded Options Purchased 0.0%

Description	Contracts	Notional Amount	$ Value
U.S. Treasury ten year futures contracts, Put, 9/25/26 @ $107.50 (9)	14	1,507	6
Total Exchange-Traded Options Purchased (Cost $6)			6
OTC Options Purchased 0.6%

Counterparty	Description	Contracts	Notional Amount	$ Value
Bank of America	USD/ MXN, Call, 9/29/26 @ MXN17.98 (9)	1	440	—
Goldman Sachs	30 Year Interest Rate Swap 7/5/58 Receive Fixed 4.16% Annually, Pay Variable 3.68% (SOFR) Annually, 6/30/28 @ 4.16% *(9)	1	2,353	81
Goldman Sachs	USD / ZAR, Call, 9/30/26 @ ZAR16.86 (9)	1	440	1
Goldman Sachs	USD / CAD, Call, 10/26/26 @ CAD1.40 (9)	1	1,770	6
Goldman Sachs	30 Year Interest Rate Swap 7/5/58 Pay Fixed 4.16% Annually, Receive Variable 3.68% (SOFR) Annually, 6/30/28 @ 4.16% *(9)	1	2,353	231
Total OTC Options Purchased (Cost $328)				319
Total Options Purchased (Cost $334)				325

Total Investments in Securities 99.8% of Net Assets (Cost $58,860)	$58,500
Other Assets Less Liabilities 0.2%	134
Net Assets 100.0%	$58,634

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
*	Exercise Spread
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $27,566 and represents 47.0% of net assets.

(2)
Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

(3)	All or a portion of this loan is unsettled as of August 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(4)
Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(5)	Perpetual security with no stated maturity date.
(6)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7)	Level 3 in fair value hierarchy.
(8)
Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").  Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.  The fund may have registration rights for certain restricted securities.  Any costs related to such registration are generally borne by the issuer.  The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $1 and represents 0.0% of net assets.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

August 31, 2026 Unaudited

(9)	Non-income producing
(10)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(11)	At August 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(12)	SEC 30-day yield
(13)	Affiliated Companies
(14)	Seven-day yield

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
6M CZK PRIBOR	Six month CZK PRIBOR (Prague interbank offered rate)
ARM
Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.

AUD	Australian Dollar
BRL	Brazilian Real
BRL CDI	One day Brazilian interbank deposit rate
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CNH	Offshore China Renminbi
COP	Colombian Peso
CPI	Consumer Price Index
CZK	Czech Koruna
EGP	Egyptian Pound
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GO	General Obligation
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
OTC	Over-the-counter
PEN	Peruvian New Sol
PIK	Payment-in-kind
PLN	Polish Zloty
RSD	Serbian Dinar
SGD	Singapore Dollar
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)

T. ROWE PRICE MULTI-SECTOR INCOME ETF

STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB	Thai Baht
USD	U.S. Dollar
UZS	Uzbekistani Sum
VR
Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

XOF	CFA Franc Bceao
ZAR	South African Rand

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(Amounts in 000s)

SWAPS (0.4)%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
Morgan Stanley, Protection Sold (Relevant Credit: Markit CMBX.NA.BBB-.18, 30 Year Index), Receive 3.00% Monthly, Pay upon credit default, 12/15/57	68	(5)	(4)	(1)
Morgan Stanley, Protection Sold (Relevant Credit: Markit CMBX.NA.BBB-.18, 30 Year Index), Receive 3.00% Monthly, Pay upon credit default, 12/17/57	360	(28)	(29)	1
Morgan Stanley, Protection Sold (Relevant Credit: Markit CMBX.NA.BBB-.18, 30 Year Index), Receive 3.00% Monthly, Pay upon credit default, 12/17/57	280	(21)	(17)	(4)
Total Bilateral Credit Default Swaps, Protection Sold			(50)	(4)
Total Return Swaps 0.0%
Morgan Stanley, Receive Underlying Reference: US Depressed Cyclicals Total Return Index At Maturity, Pay Variable 3.68% (USD SOFR + 0.00%) Quarterly, 12/20/26	1,300	19	—	19
JP Morgan, Receive Underlying Reference: US Depressed Cyclicals Total Return Index Monthly, Pay Variable 3.68% (USD SOFR + 0.00%) Monthly, 1/15/27	633	(16)	—	(16)
JP Morgan, Receive Underlying Reference: US Depressed Cyclicals Total Return Index Monthly, Pay Variable 3.68% (USD SOFR + 0.00%) Monthly, 1/19/27	301	(8)	—	(8)
Total Bilateral Total Return Swaps			—	(5)
Total Bilateral Swaps			(50)	(9)

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.3)%
Credit Default Swaps, Protection Bought (0.5)%
Protection Bought (Relevant Credit: iTraxx Europe Crossover S45), Pay 5.00% Quarterly, Receive upon credit default, 6/20/31 (EUR)	2,220	(295)	(241)	(54)
Total Centrally Cleared Credit Default Swaps, Protection Bought				(54)
Credit Default Swaps, Protection Sold 0.2%
Protection Sold (Relevant Credit: iTraxx Europe Crossover S45), Receive 5.00% Quarterly, Pay upon credit default, 6/20/31 (EUR)	830	110	99	11
Total Centrally Cleared Credit Default Swaps, Protection Sold				11

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
Interest Rate Swaps (0.1)%
10 Year Interest Rate Swap, Receive Fixed 13.08% At Maturity, Pay Variable 14.90% (BRL CDI) At Maturity, 1/2/35 (BRL)	577	(12)	—	(12)
10 Year Interest Rate Swap, Receive Fixed 14.14% At Maturity, Pay Variable 14.9% (BRL) At Maturity, 1/2/36 (BRL)	629	(2)	—	(2)
5 Year Interest Rate Swap, Receive Fixed 4.00% Annually, Pay Variable 3.77% (6M CZK PRIBOR) Semi-Annual, 3/12/31 (CZK)	18,810	(24)	—	(24)
5 Year Interest Rate Swap, Receive Fixed 4.18% Annually, Pay Variable 3.77% (PRIBOR) Semi-Annual, 6/25/31 (CZK)	18,300	(20)	—	(20)
Total Centrally Cleared Interest Rate Swaps				(58)
Zero-Coupon Inflation Swaps 0.1%
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.451% At Maturity, Receive Variable (Change in CPI) At Maturity, 11/21/30	125	1	—	1
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.443% At Maturity, Receive Variable (Change in CPI) At Maturity, 11/24/30	2,000	19	—	19
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.366% At Maturity, Receive Variable (Change in CPI) At Maturity, 2/27/31	200	3	—	3
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.532% At Maturity, Receive Variable (Change in CPI) At Maturity, 3/31/31	605	4	—	4
3 Year Zero-Coupon Inflation Swap, Pay Fixed 2.377% At Maturity, Receive Variable (Change in CPI) At Maturity, 6/25/29	2,650	5	—	5
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.374% At Maturity, Receive Variable (Change in CPI) At Maturity, 6/25/31	3,060	12	—	12
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.396% At Maturity, Receive Variable (Change in CPI) At Maturity, 7/02/31	1,940	4	—	4
Total Centrally Cleared Zero-Coupon Inflation Swaps				48
Total Centrally Cleared Swaps				(53)
Net payments (receipts) of variation margin to date				$53
Variation margin receivable (payable) on centrally cleared swaps				$—

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(Amounts in 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Bank of America	9/11/26	USD	87	MYR	347	$1
Bank of America	9/11/26	USD	189	MYR	780	(5)
Bank of America	10/16/26	MXN	9,959	USD	574	10
Bank of America	11/13/26	USD	590	PLN	2,202	(1)
Barclays Bank	10/8/26	USD	197	KRW	296,382	(20)
Barclays Bank	10/16/26	ZAR	2,429	USD	147	3
BNP Paribas	10/16/26	CZK	614	USD	29	—
Citibank NA	9/14/26	EGP	11,718	USD	218	11
Citibank NA	9/14/26	EGP	5,453	USD	106	—
Citibank NA	9/14/26	USD	338	EGP	17,171	3
Citibank NA	10/9/26	PEN	2,018	USD	587	12
Citibank NA	10/9/26	USD	215	IDR	3,883,711	(3)
Citibank NA	10/9/26	USD	143	IDR	2,595,493	(3)
Citibank NA	11/10/26	EGP	5,363	USD	103	(1)
Citibank NA	12/14/26	EGP	17,171	USD	327	(4)
Deutsche Bank	10/9/26	USD	143	IDR	2,589,018	(3)
Deutsche Bank	10/9/26	USD	143	IDR	2,585,132	(3)
Deutsche Bank	10/16/26	USD	146	MXN	2,570	(5)
Deutsche Bank	10/23/26	CHF	355	USD	441	—
Goldman Sachs	10/16/26	USD	145	MXN	2,557	(4)
Goldman Sachs	10/16/26	USD	1,392	MXN	24,486	(43)
HSBC Bank	9/11/26	COP	483,258	USD	153	(3)
HSBC Bank	9/11/26	USD	45	MYR	178	1
HSBC Bank	9/18/26	CNH	3,969	USD	590	2
Royal Bank of Canada	9/11/26	USD	147	COP	483,258	(3)
Royal Bank of Canada	10/16/26	USD	145	MXN	2,569	(5)
Standard Chartered	9/2/26	BRL	682	USD	132	—
Standard Chartered	9/2/26	USD	132	BRL	682	—
Standard Chartered	9/11/26	USD	42	MYR	165	1
Standard Chartered	10/9/26	USD	216	IDR	3,882,993	(2)
State Street	9/2/26	BRL	1,833	USD	356	(3)
State Street	9/2/26	USD	223	BRL	1,151	1
State Street	9/11/26	THB	2,530	USD	77	(1)
State Street	9/11/26	USD	35	THB	1,124	1
State Street	9/11/26	USD	42	THB	1,406	—
State Street	9/18/26	USD	300	CNH	2,024	(1)
State Street	9/18/26	USD	155	SGD	197	(1)
State Street	10/9/26	IDR	7,619,755	USD	421	7
State Street	10/9/26	USD	290	INR	27,813	(1)
State Street	10/16/26	HUF	118,172	USD	374	1
State Street	10/16/26	USD	90	HUF	28,015	1
State Street	10/16/26	USD	204	HUF	63,256	3
State Street	10/16/26	USD	39	HUF	12,225	—
State Street	10/16/26	USD	292	ZAR	4,837	(7)
State Street	10/23/26	USD	147	AUD	210	(4)
State Street	10/23/26	USD	300	CAD	419	(3)
State Street	10/23/26	USD	444	CHF	355	3
State Street	10/23/26	USD	146	NOK	1,426	(6)
State Street	10/23/26	USD	146	NZD	256	(5)
State Street	11/20/26	EUR	101	USD	118	(1)
State Street	11/20/26	USD	183	EUR	158	(1)
State Street	11/20/26	USD	1,648	EUR	1,425	(13)
State Street	11/20/26	USD	297	GBP	220	(1)
State Street	12/2/26	BRL	1,151	USD	219	(1)
State Street	12/11/26	USD	77	THB	2,530	1
Toronto-Dominion Bank	9/18/26	USD	288	CNH	1,945	(2)
Toronto-Dominion Bank	9/18/26	USD	141	SGD	181	(2)

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Toronto-Dominion Bank	10/23/26	CAD	419	USD	300	$3
UBS Investment Bank	10/9/26	USD	143	IDR	2,586,429	(2)
UBS Investment Bank	10/16/26	USD	143	MXN	2,531	(5)
Net unrealized gain (loss) on open forward currency exchange contracts						$(103)

T. ROWE PRICE MULTI-SECTOR INCOME ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 4 Euro BUND contracts	09/26	(581)	$14
Short, 2 Euro BUXL thirty year bond contracts	09/26	(251)	13
Short, 4 Euro SCHATZ contracts	09/26	(484)	3
Long, 5 South Korea 10-Year Government Bond	09/26	354	1
Short, 3 U.S. Treasury Long Bonds contracts	12/26	327	(1)
Short, 2 U.S. Treasury Notes ten year contracts	12/26	(216)	1
Long, 15 Ultra U.S. Treasury Bonds contracts	12/26	1,656	(5)
Short, 14 Ultra U.S. Treasury Notes ten year contracts	12/26	(1,539)	7
Short, 4 Long Gilt contracts	12/26	470	(1)
Short, 59 U.S. Treasury Notes five year contracts	12/26	(6,263)	26
Short, 36 U.S. Treasury Notes two year contracts	12/26	7,412	(24)
Short, 58 Three Month SOFR Futures contracts	03/27	13,913	(5)
Short, 58 Three Month SOFR Futures contracts	03/28	(13,915)	29
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$58

T. ROWE PRICE MULTI-SECTOR INCOME ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Floating Rate ETF	$—	$(1)	$19
T. Rowe Price Government Reserve Fund	—	—	14
Totals	$— #	$(1)	$33+

Supplementary Investment Schedule
Affiliate	Value 5/31/26	Purchase Cost	Sales Cost	Value 8/31/26
T. Rowe Price Floating Rate ETF	$1,233	—	—	$1,232
T. Rowe Price Government Reserve Fund	1,567	¤	¤	359
	Total			$1,591^

#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $33 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1,598.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

Unaudited
 NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Multi-Sector Income ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE MULTI-SECTOR INCOME ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$26,111	$—	$26,111
Corporate Bonds	—	30,391	1	30,392
Common Stocks	81	—	—	81
Exchange-Traded Funds	1,232	—	—	1,232
Short-Term Investments	359	—	—	359
Options Purchased	6	319	—	325
Total	1,678	56,821	1	58,500
Swaps*	—	78	—	78
Forward Currency Exchange Contracts	—	65	—	65
Futures Contracts*	94	—	—	94
Total	$1,772	$56,964	$1	$58,737
Liabilities
Swaps*	$—	$190	$—	$190
Forward Currency Exchange Contracts	—	168	—	168
Futures Contracts*	36	—	—	36
Total	$36	$358	$—	$394

[1]
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Foreign Government Obligations & Municipalities,
Municipal Securities, Non-U.S. Government Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

*
The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable)
at that date.

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1257-054Q1
08/26